Consolidated Balance Sheets - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Current assets:
Cash and cash equivalents	¥ 1,586,329	¥ 960,142
Marketable securities	1,176,601	1,051,441
Notes and accounts receivable, trade	1,061,442	1,006,961
Allowance for doubtful accounts and sales returns	(48,663)	(53,150)
Inventories	692,937	640,835
Other receivables	190,706	223,632
Prepaid expenses and other current assets	516,744	525,861
Total current assets	5,176,096	4,355,722
Film costs	327,645	336,928
Investments and advances:
Affiliated companies	157,389	149,371
Securities investments and other	10,598,669	9,962,422
Long-term Investments, Total	10,756,058	10,111,793
Property, plant and equipment:
Land	84,358	117,293
Buildings	655,434	666,381
Machinery and equipment	1,798,722	1,842,852
Construction in progress	38,295	28,779
Property, Plant and Equipment, Gross, Total	2,576,809	2,655,305
Less - Accumulated depreciation	1,837,339	1,897,106
Property, plant and equipment, net	739,470	758,199
Other assets:
Intangibles, net	527,168	584,185
Goodwill	530,492	522,538
Deferred insurance acquisition costs	586,670	568,837
Deferred income taxes	96,772	98,958
Other	325,167	323,396
Other noncurrent assets	2,066,269	2,097,914
Total assets	19,065,538	17,660,556
Current liabilities:
Short-term borrowings	496,093	464,655
Current portion of long-term debt	225,522	53,424
Notes and accounts payable, trade	468,550	539,900
Accounts payable, other and accrued expenses	1,514,433	1,394,758
Accrued income and other taxes	145,905	106,037
Deposits from customers in the banking business	2,159,246	2,071,091
Other	610,792	591,874
Total current liabilities	5,620,541	5,221,739
Long-term debt	623,451	681,462
Accrued pension and severance costs	394,504	396,715
Deferred income taxes	449,863	432,824
Future insurance policy benefits and other	5,221,772	4,834,492
Policyholders' account in the life insurance business	2,820,702	2,631,073
Other	278,338	314,771
Total liabilities	15,409,171	14,513,076
Redeemable noncontrolling interest	9,210	12,058
Commitments and contingent liabilities
Sony Corporation's stockholders' equity:
Common stock, no par value - 2017 - Shares authorized: 3,600,000,000; shares issued: 1,263,763,660 2018 - Shares authorized: 3,600,000,000; shares issued: 1,266,552,149	865,678	860,645
Additional paid-in capital	1,282,577	1,275,337
Retained earnings	1,440,387	984,368
Accumulated other comprehensive income -
Unrealized gains on securities, net	126,191	126,635
Unrealized losses on derivative instruments, net	(1,242)	(58)
Pension liability adjustment	(296,444)	(308,736)
Foreign currency translation adjustments	(445,251)	(436,610)
Accumulated Other Comprehensive Income (Loss), Net of Tax, Total	(616,746)	(618,769)
Treasury stock, at cost Common stock 2017 - 1,073,222 shares 2018 - 1,127,101 shares	(4,530)	(4,335)
Stockholders' Equity Attributable to Parent, Total	2,967,366	2,497,246
Non controlling interests	679,791	638,176
Total equity	3,647,157	3,135,422
Total liabilities and equity	¥ 19,065,538	¥ 17,660,556